Income Tax - Schedule of Income Tax Expense (Details) - USD ($)	6 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income statement
Current income tax charge/(benefit)
Statement of changes in equity
Income tax expense reported in equity